IVY FUND

                               Ivy Bond Fund
                         Ivy Emerging Growth Fund
                              Ivy Growth Fund
                        Ivy Growth with Income Fund
                           ADVISOR CLASS SHARES

                     Supplement Dated January 20, 1998
                    to Prospectus Dated January 1, 1998


                                     #


          Ivy Emerging Growth Fund has changed its name to Ivy US
          Emerging Growth Fund.












                           [logo] Ivy Mackenzie
                    Ivy Funds - A Growing Global Force
                        Via Mizner Financial Plaza
                         700 South Federal Highway
                         Boca Raton, Florida 33432
                              1-800-456-5111
16DOMADV0198
















                                 IVY FUND

                               Ivy Bond Fund
                         Ivy Emerging Growth Fund
                              Ivy Growth Fund
                        Ivy Growth with Income Fund
                           ADVISOR CLASS SHARES

                     Supplement Dated January 20, 1998
       to Statement of Additional Information Dated January 1,
1998


                                     #


             Ivy Emerging Growth Fund has changed its name to Ivy US Emerging Growth Fund.


















                           [logo] Ivy Mackenzie
                    Ivy Funds - A Growing Global Force
                        Via Mizner Financial Plaza
                         700 South Federal Highway
                         Boca Raton, Florida 33432
                              1-800-456-5111















                            IVY FUND

                      Ivy Asia Pacific Fund
                         Ivy Canada Fund
                      Ivy China Region Fund
                         Ivy Global Fund
                Ivy Global Natural Resources Fund
              Ivy Global Science & Technology Fund
 Ivy International Fund IIIvy International Small Companies Fund
                 Ivy Latin America Strategy Fund
                      Ivy New Century Fund
                       Ivy Pan-Europe Fund
                      ADVISOR CLASS SHARES

                Supplement Dated January 20, 1998
               to Prospectus Dated January 1, 1998

                                #

     Ivy Latin America Strategy Fund has changed its name to Ivy
South America Fund.

     Ivy New Century Fund has changed its name to Ivy Developing
Nations Fund.

                                #

     The heading "Customer Fee Credits" in the "Annual Fund
Operating Expenses" table on page 2 is replaced with the heading
"Custody Fee Credits".

                                #

     The following paragraph is substituted for the first paragraph under "Ivy Latin America Strategy Fund" on page 6:

     IVY SOUTH AMERICA FUND: The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal conditions the Fund invests at least 65% of its total assets in securities issued in South America. Securities of South American issuers include (a) securities of companies organized under the laws of a South American country or for which the principal securities trading market is in South America; (b) securities that are issued or guaranteed by the government of a South American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in South America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate, however, in markets throughout Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela, which IMI believes are the most developed capital markets in South America. The Fund does not expect to concentrate its investments in any particular industry.

                                #

     The following sentence is substituted for the second sentence of the third paragraph under "Ivy Latin America Strategy
Fund" on page 7:

     These include debt securities issued by South American
Governments ("Sovereign Debt").

                                #

     The following sentence is substituted for the first sentence of the fourth paragraph under "Ivy Latin America Strategy Fund" on page 7:

     To meet redemptions, or while the Fund is anticipating investments in South American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

                                #

     The following sentence is substituted for the third sentence of the fifth paragraph under "Ivy Latin America Strategy Fund" on page 7:

     The Fund will treat any South American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with South
American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.



                      [logo] Ivy Mackenzie
               Ivy Funds - A Growing Global Force
                   Via Mizner Financial Plaza
                    700 South Federal Highway
                    Boca Raton, Florida 33432
                         1-800-456-5111
16INTADV0198













                            IVY FUND

                      Ivy Asia Pacific Fund
                         Ivy Canada Fund
                      Ivy China Region Fund
                         Ivy Global Fund
                Ivy Global Natural Resources Fund
              Ivy Global Science & Technology Fund
                    Ivy International Fund II
             Ivy International Small Companies Fund
                 Ivy Latin America Strategy Fund
                      Ivy New Century Fund
                       Ivy Pan-Europe Fund
                      ADVISOR CLASS SHARES

                Supplement Dated January 20, 1998
  to Statement of Additional Information Dated January 1, 1998

                                #

     Ivy Latin America Strategy Fund has changed its name to Ivy
South America Fund.

     Ivy New Century Fund has changed its name to Ivy Developing
Nations Fund.

                                #

     The following paragraph is substituted for the first paragraph under "Ivy Latin America Strategy Fund":

     IVY SOUTH AMERICA FUND: The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal conditions the Fund invests at least 65% of its total assets in securities issued in South America. Securities of South American issuers include (a) securities of companies organized under the laws of a South American country or for which the principal securities trading market is in South America; (b) securities that are issued or guaranteed by the government of a South American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in South America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate, however, in markets throughout Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela, which IMI believes are the most developed capital markets in South America. The Fund does not expect to concentrate its investments in any particular industry.

                                #

     The following sentence is substituted for the second sentence of the third paragraph under "Ivy Latin America Strategy
Fund":

     These include debt securities issued by South American
Governments ("Sovereign Debt").

                                #

     The following sentence is substituted for the first sentence of the fourth paragraph under "Ivy Latin America Strategy Fund":

     To meet redemptions, or while the Fund is anticipating investments in South American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

                                #

     The following sentence is substituted for the third sentence of the fifth paragraph under "Ivy Latin America Strategy Fund":

     The Fund will treat any South American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with South
American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.











                      [logo] Ivy Mackenzie
               Ivy Funds - A Growing Global Force
                   Via Mizner Financial Plaza
                    700 South Federal Highway
                    Boca Raton, Florida 33432
                         1-800-456-5111